Market Vectors Indonesia Small-Cap ETF
Market Vectors Indonesia Small-Cap ETF
INVESTMENT OBJECTIVE

Market Vectors Indonesia Small-Cap ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the Market Vectors® Indonesia Small-Cap Index (the “Indonesia Small-Cap Index”).

FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Market Vectors Indonesia Small-Cap ETF
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Market Vectors Indonesia Small-Cap ETF
Management Fee		0.50%
Other Expenses	[1]	2.21%
Total Annual Fund Operating Expenses	[2]	2.71%
Fee Waivers and Expense Reimbursement	[2]	2.10%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	[1]	0.61%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	Van Eck Associates Corporation (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.61% of the Fund's average daily net assets per year until at least May 1, 2014. During such time, the expense limitation is expected to continue until the Fund's Board of Trustees acts to discontinue all or a portion of such expense limitation.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% annual return and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Market Vectors Indonesia Small-Cap ETF
1	62
3	641
5	1,247
10	2,887

PORTFOLIO TURNOVER

The Fund will pay transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, may affect the Fund’s performance. During the period March 20, 2012 (the Fund’s commencement of operations) through December 31, 2012, the Fund’s portfolio turnover was 51% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund normally invests at least 80% of its total assets in securities that comprise the Fund’s benchmark index. The Indonesia Small-Cap Index is comprised of securities of Indonesian small-capitalization companies. A company is considered to be an Indonesian company if it is incorporated in Indonesia or generates at least 50% of its revenues (or, in certain circumstances, has at least 50% of its assets) in Indonesia. As of December 31, 2012, the Indonesia Small-Cap Index included 24 securities of companies with a market capitalization range of between approximately $101 million and $1.16 billion and a weighted average market capitalization of $542 million. The Fund’s 80% investment policy is non-fundamental and may be changed without shareholder approval upon 60 days’ prior written notice to shareholders.

The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the Index by investing in a portfolio of securities that generally replicates the Index. The Adviser expects that, over time, the correlation between the Fund’s performance before fees and expenses and that of the Index will be 95% or better. A figure of 100% would indicate perfect correlation.

The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Indonesia Small-Cap Index concentrates in an industry or group of industries. As of December 31, 2012, the Fund was concentrated in the financial services and industrials sectors and each of the energy and consumer staples sectors represented a significant portion of the Indonesia Small-Cap Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s Shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you should consider carefully the following risks before investing in the Fund.

Special Risk Considerations of Investing in Indonesian Issuers. Investment in securities of Indonesian issuers involves risks not typically associated with investments in securities of issuers in more developed countries that may negatively affect the value of your investment in the Fund. Such heightened risks include, among others, expropriation and/or nationalization of assets, restrictions on and government intervention in international trade, confiscatory taxation, currency devaluations, high rates of inflation, corruption, political instability, including authoritarian and/or military involvement in governmental decision making, armed conflict, acts of terrorism, the impact on the economy as a result of civil war, and social instability as a result of religious, ethnic and/or socioeconomic unrest. In addition, the Indonesian economy is dependent upon trade with other nations, including China, Japan, Singapore and the United States. Indonesia has experienced acts of terrorism that have targeted foreigners. Such acts of terrorism have had a negative impact on tourism, an important sector of the Indonesia economy.

The securities markets of Indonesia are underdeveloped and are often considered to be less correlated to global economic cycles than those markets located in more developed countries. As a result, securities markets in Indonesia are subject to greater risks associated with market volatility, lower market capitalization, lower trading volume, illiquidity, inflation, greater price fluctuations, uncertainty regarding the existence of trading markets, governmental control and heavy regulation of labor and industry. Moreover, trading on securities markets may be suspended altogether.

The Indonesian government may restrict or control to varying degrees the ability of foreign investors to invest in securities of issuers located or operating in Indonesia. These restrictions and/or controls may at times limit or prevent foreign investment in securities of issuers located or operating in Indonesia. Moreover, governmental approval or special licenses may be required prior to investments by foreign investors, and governmental restrictions may limit the amount of investments by foreign investors in a particular industry and/or issuer, limit such foreign investment to a certain class of securities of an issuer that may have less advantageous rights than the classes available for purchase by domiciliaries of Indonesia and/or impose additional taxes on foreign investors. These factors, among others, make investing in issuers located or operating in Indonesia significantly riskier than investing in issuers located or operating in more developed countries, and any one of them could cause a decline in the value of the Fund’s Shares.

The value of the Indonesian Rupiah may be subject to a high degree of fluctuation. The Fund’s assets will be invested primarily in equity securities of Indonesian issuers, and the income received by the Fund will be principally in Indonesian Rupiah. The Fund’s exposure to the Indonesian Rupiah and changes in value of the Indonesian Rupiah versus the U.S. dollar may result in reduced returns to the Fund. Moreover, the Fund may incur costs in connection with conversions between U.S. dollars and the Indonesian Rupiah.

Risk of Investing in Foreign Securities. Investments in the securities of foreign issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity and political instability. Because many foreign securities markets may be limited in size, the prices of securities that trade in such markets may be influenced by large traders. Certain foreign markets that have historically been considered relatively stable may become volatile in response to changed conditions or new developments. Increased interconnectivity of world economies and financial markets increases the possibility that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. Foreign issuers are often subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are U.S. issuers, and therefore, not all material information may be available or reliable. Securities exchanges or foreign governments may adopt rules or regulations that may negatively impact the Fund’s ability to invest in foreign securities or may prevent the Fund from repatriating its investments. The Fund may invest in depositary receipts which involve similar risks to those associated with investments in foreign securities. In addition, the Fund may not receive shareholder communications or be permitted to vote the securities that it holds, as the issuers may be under no legal obligation to distribute shareholder communications.

Risk of Investing in Emerging Market Issuers. Investments in securities of emerging market issuers are exposed to a number of risks that may make these investments volatile in price or difficult to trade. Political risks may include unstable governments, nationalization, restrictions on foreign ownership, laws that prevent investors from getting their money out of a country and legal systems that do not protect property rights as well as the laws of the United States. Market risks may include economies that concentrate in only a few industries, securities issues that are held by only a few investors, limited trading capacity in local exchanges and the possibility that markets or issues may be manipulated by foreign nationals who have inside information.

Risk of Investing in the Financial Services Sector. The financial services sector includes engaged in banking, commercial and consumer finance, investment banking, brokerage, asset management, custody or insurance. Because as currently constituted the Indonesia Small-Cap Index is concentrated in the financial services sector, the Fund may be sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the financial services sector. Companies in the financial services sector may be subject to extensive government regulation that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain. The profitability of companies in the financial services sector may be adversely affected by increases in interest rates and by loan losses, which usually increase in economic downturns. In addition, the financial services sector is undergoing numerous changes, including continuing consolidations, development of new products and structures and changes to its regulatory framework. Furthermore, increased government involvement in the financial services sector, including measures such as taking ownership positions in financial institutions, could result in a dilution of the Fund’s investments in financial institutions. Recent developments in the credit markets have caused companies operating in the financial services sector to incur large losses, experience declines in the value of their assets and even cease operations.

Risk of Investing in the Industrials Sector. The industrials sector includes companies engaged in the manufacture and distribution of capital goods, such as those used in defense, construction and engineering, companies that manufacture and distribute electrical equipment and industrial machinery and those that provide commercial and transportation services and supplies. Because as currently constituted the Indonesia Small-Cap Index is concentrated in the industrials sector, the Fund will be sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the industrials sector. Companies in the industrials sector may be adversely affected by changes in government regulation, world events and economic conditions. In addition, companies in the industrials sector may be adversely affected by environmental damages, product liability claims and exchange rates.

Risk of Investing in the Energy Sector. The energy sector includes companies engaged in the exploration, production and distribution of energy sources and companies that manufacture or provide related equipment or services. Because as currently constituted the energy sector represents a significant portion of the Indonesia Small-Cap Index, the Fund will be sensitive to changes in, and its performance may depend to a greater extent on, the overall condition of the energy sector. Companies operating in the energy sector are subject to risks including, but not limited to, economic growth, worldwide demand, political instability in the regions that the companies operate, government regulation stipulating rates charged by utilities, interest rate sensitivity, oil price volatility and the cost of providing the specific utility services. In addition, these companies are at risk of civil liability from accidents resulting in injury, loss of life or property, pollution or other environmental damage claims and risk of loss from terrorism and natural disasters.

Risks of Investing in the Consumer Staples Sector. The consumer staples sector includes, among others, manufacturers and distributors of food, beverages and tobacco, food and drug retailers and products of non-durable household goods and consumer products. Because as currently constituted the consumer staples sector represents a significant portion of the Indonesia Small-Cap Index, the Fund will be sensitive to changes in, and its performance may depend to a greater extent on, the overall condition of the consumer staples sector. These companies may be adversely affected by changes in the worldwide economy, consumer spending, competition, demographics and consumer preferences, exploration and production spending.

Risk of Investing in Small-Capitalization Companies. Small-capitalization companies may be more volatile and more likely than large- and medium-capitalization companies to have narrower product lines, fewer financial resources, less management depth and experience and less competitive strength. Returns on investments in securities of these companies could trail the returns on investments in securities of large- and medium- capitalization companies.

Risk of Investing in Micro-Capitalization Companies. Micro-capitalization companies are subject to substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations. The shares of micro-capitalization companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities.

Equity Securities Risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the markets in which the issuers of securities held by the Fund participate, or factors relating to specific issuers in which the Fund invests. Equity securities are subordinated to preferred securities and debt in a company’s capital structure with respect to priority in right to a share of corporate income, and therefore will be subject to greater dividend risk than preferred securities or debt instruments. In addition, while broad market measures of equity securities have historically generated higher average returns than fixed income securities, equity securities have also experienced significantly more volatility in those returns.

Issuer-Specific Changes Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

Market Risk. The prices of the securities in the Fund are subject to the risk associated with investing in the securities market, including general economic conditions and sudden and unpredictable drops in value. An investment in the Fund may lose money.

Index Tracking Risk. The Fund’s return may not match the return of the Indonesia Small-Cap Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Indonesia Small-Cap Index and incurs costs associated with buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Indonesia Small-Cap Index. Because the Fund bears the costs and risks associated with buying and selling securities while such costs and risks are not factored into the return of the Indonesia Small-Cap Index, the Fund’s return may deviate significantly from the return of the Indonesia Small-Cap Index. In addition, the Fund may not be able to invest in certain securities included in the Indonesia Small-Cap Index, or invest in them in the exact proportions in which they are represented in the Indonesia Small-Cap Index, due to legal restrictions or limitations imposed by the government of Indonesia or a lack of liquidity on stock exchanges in which such securities trade. The Fund is expected to value certain of its investments based on fair value prices. To the extent the Fund calculates its net asset value (“NAV”) based on fair value prices and the value of the Index is based on securities’ closing prices on local foreign markets (i.e., the value of the is not based on fair value prices), the Fund’s ability to track the Indonesia Small-Cap Index may be adversely affected.

Replication Management Risk. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in security prices. However, because the Fund is not “actively” managed, unless a specific security is removed from the Indonesia Small-Cap Index, the Fund generally would not sell a security because the security’s issuer was in financial trouble. Therefore, the Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers.

Premium/Discount Risk. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares may result in Shares trading at a significant premium or discount to NAV. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Non-Diversified Risk. The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (“1940 Act”). Therefore, the Fund may invest a relatively high percentage of its assets in a smaller number of issuers or may invest a larger proportion of its assets in a single company. As a result, the gains and losses on a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds. The Fund may be particularly vulnerable to this risk because the Indonesia Small-Cap Index it seeks to replicate is comprised of securities of a very limited number of companies.

Concentration Risk. The Fund’s assets may be concentrated in a particular sector or sectors or industry or group of industries to the extent the Indonesia Small-Cap Index concentrates in a particular sector or sectors or industry or group of industries. Based on the current composition of the Indonesia Small-Cap Index, the Fund’s assets are concentrated in the financial services and industrials sectors and that the Fund will be subject to the risk that economic, political or other conditions that have a negative effect on those sectors will negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of sectors or industries.

PERFORMANCE
The Fund commenced operations on March 30, 2012 and therefore does not have a performance history for a full calendar year. Visit www.marketvectorsetfs.com for current performance figures.